RELATED PARTIES - Summarized Statement of Income for Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Net sales	$ 5,148	$ 5,984	$ 5,934	$ 5,420	$ 4,316	$ 4,935	$ 5,182	$ 4,518	$ 22,486	$ 18,951	$ 17,288
Net earnings (loss)									5,708	1,440	3,584
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Net sales									17,567	16,180	11,524
Gross profit									3,063	2,862	2,274
Net earnings (loss)									700	655	757
Net earnings (loss) attributable to common shareowners									$ 700	$ 655	$ 757